Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets
Amount of restricted net assets of PRC subsidiaries	¥ 1,143,936	¥ 1,087,002